RENTAL PROPERTIES - Narrative (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2023 USD ($) home	Dec. 31, 2022 USD ($) home	Dec. 31, 2023 USD ($) home	Dec. 31, 2022 USD ($) home
Disclosure of detailed information about investments [line items]
Number of homes valued using Broker Price Opinion | home	1,685	0	5,503	4,166
Fair value adjustments	$ 2,029	$ 56,414	$ 210,936	$ 858,987
Home Price Index Risk
Disclosure of detailed information about investments [line items]
Reasonably possible 1.0% increase in risk variable, impact on investment property			94,632	77,962
Reasonably possible 1.0% decrease in risk variable, impact on investment property			$ 94,632	$ 77,962
Adjusted Home Price Index, Measurement Input
Disclosure of detailed information about investments [line items]
Significant unobservable input, assets	0.028	0.123	0.028	0.123
Quarterly Adjusted Home Price Index, Measurement Input
Disclosure of detailed information about investments [line items]
Significant unobservable input, assets	0.003	0.007	0.003	0.007
Home Price Index, Measurement Input
Disclosure of detailed information about investments [line items]
Significant unobservable input, assets	0.025	0.174	0.025	0.174